Consolidated Balance Sheets (Parenthetical) - € / shares	Dec. 31, 2022	Dec. 31, 2021
Statement Of Financial Position [Abstract]
Preferred stock, shares authorized	540,000,000
Preferred stock, shares issued	0	0
Common stock, nominal value	€ 1.04
Common stock, shares authorized	1,200,000,000
Common stock, shares issued	911,281,920	911,276,920
Common stock, shares outstanding	903,865,763	906,518,057